Schedule of Assumptions Using Black-Scholes Option Pricing Mode (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Risk free interest rate	4.39%		1.21%
Expected Volatility	135.49%		113.93%
Expected life (in years)	5 years 10 months 9 days
Expected dividend yield	0.00%	0.00%	0.00%